Pension and post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Income statement charge

The following tables include amounts recognised in the income statement and an analysis of benefit obligations and scheme assets for all Barclays Bank Group defined benefit schemes. The net position is reconciled to the assets and liabilities recognised on the balance sheet. The tables include funded and unfunded post-retirement benefits.

Income statement charge
	2019	2018
	£m	£m
Current service cost	58	64
Net finance cost	(48)	(24)
Past service cost	-	134
Other movements	1	5
Total	11	179

Balance sheet reconciliation

The following tables include amounts recognised in the income statement and an analysis of benefit obligations and scheme assets for all Barclays Bank Group defined benefit schemes. The net position is reconciled to the assets and liabilities recognised on the balance sheet. The tables include funded and unfunded post-retirement benefits.

Balance sheet reconciliation	2019			2018
	Barclays Bank Group Total	Barclays Bank PLC Total	Of which relates to UKRF	Barclays Bank Group Total	Barclays Bank PLC Total	Of which relates to UKRF
	£m	£m	£m	£m	£m	£m
Benefit obligation at beginning of the year	(28,237)	(27,635)	(27,301)	(30,243)	(29,554)	(29,160)
Current service cost	(226)	(212)	(210)	(240)	(230)	(226)
Interest costs on scheme liabilities	(747)	(721)	(718)	(705)	(688)	(677)
Past service cost	-	-	-	(134)	(139)	(140)
Remeasurement (loss)/gain - financial	(3,087)	(2,987)	(2,964)	1,129	1,092	1,075
Remeasurement (loss)/gain - demographic	223	211	214	(242)	(243)	(245)
Remeasurement (loss)/gain - experience	277	275	266	(75)	(92)	(94)
Employee contributions	(5)	(1)	(1)	(4)	(1)	(1)
Benefits paid	1,459	1,427	1,410	2,205	2,169	2,167
Exchange and other movements	45	181	-	72	51	-
Benefit obligation at end of the year	(30,298)	(29,462)	(29,304)	(28,237)	(27,635)	(27,301)
Fair value of scheme assets at beginning of the year	29,722	29,259	29,036	30,922	30,364	30,112
Interest income on scheme assets	795	774	774	729	716	709
Employer contribution	755	740	731	754	746	741
Settlements	(2)	-	-	(106)	(58)	-
Remeasurement - return on plan assets greater than discount rate	2,312	2,228	2,230	(400)	(371)	(360)
Employee contributions	5	1	1	4	1	1
Benefits paid	(1,459)	(1,427)	(1,410)	(2,205)	(2,169)	(2,167)
Exchange and other movements	(35)	(155)	-	24	30	-
Fair value of scheme assets at the end of the year	32,093	31,420	31,362	29,722	29,259	29,036
Net surplus/(deficit)	1,795	1,958	2,058	1,485	1,624	1,735
Retirement benefit assets	2,108	2,062	2,058	1,768	1,748	1,735
Retirement benefit liabilities	(313)	(104)	-	(283)	(124)	-
Net retirement benefit assets/(liabilities)	1,795	1,958	2,058	1,485	1,624	1,735

Analysis of scheme assets

The value of the assets of the schemes and their percentage in relation to total scheme assets were as follows:

Analysis of scheme assets
	Barclays Bank Group Total		Of which relates to UKRF
	Value	% of total fair value of scheme assets	Value	% of total fair value of scheme assets
	£m	%	£m	%
As at 31 December 2019
Equities	2,349	7.3	2,174	6.9
Private equities	2,083	6.5	2,083	6.6
Bonds - fixed government	3,447	10.7	3,175	10.1
Bonds - index-linked government	11,036	34.4	11,027	35.2
Bonds - corporate and other	9,234	28.8	9,042	28.8
Property	1,644	5.1	1,633	5.2
Infrastructure	1,558	4.9	1,558	5.0
Cash and liquid assets	742	2.3	670	2.2
Fair value of scheme assets	32,093	100.0	31,362	100.0

As at 31 December 2018
Equities	3,349	11.3	3,211	11.1
Private equities	1,995	6.7	1,995	6.9
Bonds - fixed government	3,320	11.2	3,062	10.5
Bonds - index-linked government	10,945	36.8	10,936	37.7
Bonds - corporate and other	6,371	21.4	6,197	21.3
Property	1,712	5.8	1,702	5.9
Infrastructure	1,196	4.0	1,196	4.1
Cash and liquid assets	834	2.8	737	2.5
Fair value of scheme assets	29,722	100.0	29,036	100.0

Deficit reduction contributions
	Deficit reduction contributions under the	Deficit reduction contributions under the
	30 September 2016 valuation	30 September 2019 valuation
Year	£m	£m
Cash paid:
2019 - paid in two installments of £250m in April and September	500	-
2019 - paid in December	-	500
Future commitments:
2020	500	500
2021	1,000	700
2022	1,000	294
2023	1,000	286
2024 - 2026	1,000 each year	-

Defined benefit contributions paid	Defined benefit contributions paid with respect to the UKRF were as follows:
Contributions paid
£m
2019	1,231
2018	741
2017	1,124

Key UKRF financial assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial valuation of the schemes' obligation based on assumptions

Actuarial valuation of the schemes’ obligation is dependent upon a series of assumptions. Below is a summary of the main financial and demographic assumptions adopted for the UKRF.

Key UKRF financial assumptions	2019	2018
	% p.a.	% p.a.
Discount rate	1.92	2.71
Inflation rate (RPI)	3.02	3.25

Assumed life expectancy [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial valuation of the schemes' obligation based on assumptions

The UKRF’s post-retirement mortality assumptions are based on a best estimate assumption derived from an analysis in 2019 of the UKRF’s own post-retirement mortality experience, and taking account of recent evidence from published mortality surveys. An allowance has been made for future mortality improvements based on the 2018 core projection model published by the Continuous Mortality Investigation Bureau subject to a long-term trend of 1.5% per annum in future improvements. The methodology used is consistent with the prior year end, except that the 2017 core projection model was used at 2018, and a long-trend of 1.25% per annum was applied. The table below shows how the assumed life expectancy at 60, for members of the UKRF, has varied over the past three years:

Assumed life expectancy	2019	2018	2017
Life expectancy at 60 for current pensioners (years)
– Males	27.1	27.7	27.8
– Females	29.3	29.4	29.4
Life expectancy at 60 for future pensioners currently aged 40 (years)
– Males	28.9	29.2	29.3
– Females	31.1	31.0	31.0

Change in key assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial valuation of the schemes' obligation based on assumptions

Sensitivity analysis on actuarial assumptions

The sensitivity analysis has been calculated by valuing the UKRF liabilities using the amended assumptions shown in the table below and keeping the remaining assumptions the same as disclosed in the table above, except in the case of the inflation sensitivity where other assumptions that depend on assumed inflation have also been amended correspondingly. The difference between the recalculated liability figure and that stated in the balance sheet reconciliation table above is the figure shown. The selection of these movements to illustrate the sensitivity of the defined benefit obligation to key assumptions should not be interpreted as Barclays expressing any specific view of the probability of such movements happening.

Change in key assumptions
	2019	2018
	(Decrease)/Increase in UKRF defined benefit obligation	(Decrease)/Increase in UKRF defined benefit obligation
	£bn	£bn
Discount rate
0.50% p.a. increase	(2.3)	(2.1)
0.25% p.a. increase	(1.2)	(1.1)
0.25% p.a. decrease	1.2	1.1
0.50% p.a. decrease	2.6	2.4
Assumed RPI
0.50% p.a. increase	1.5	1.3
0.25% p.a. increase	0.8	0.7
0.25% p.a. decrease	(0.7)	(0.6)
0.50% p.a. decrease	(1.4)	(1.3)
Life expectancy at 60
One year increase	1	0.9
One year decrease	(1)	(0.9)